Retirement Plans and Postretirement Costs (Details 8) $ in Thousands	Jul. 03, 2016 USD ($)
Pension and SERP Benefits
Expected future benefit payments
2017	$ 5,181
2018	5,185
2019	5,462
2020	5,802
2021	6,363
2022-2026	30,667
Postretirement Benefits
Expected future benefit payments
2017	340
2018	299
2019	240
2020	176
2021	151
2022-2026	$ 398